PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 35	$ 29
Actuarial gain (loss) arising from
Financial assumptions	(14)	(22)
Experience adjustments	(11)	0
Return on plan assets excluding interest income	15	16
Recognized loss during the period after tax	(10)	(6)
Net defined benefit liability (asset), ending balance	45	35
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(8)	(8)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	33	28
Actuarial gain (loss) arising from
Financial assumptions	(13)	(21)
Experience adjustments	(10)	0
Return on plan assets excluding interest income	15	16
Recognized loss during the period after tax	(8)	(5)
Net defined benefit liability (asset), ending balance	41	33
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	2	1
Actuarial gain (loss) arising from
Financial assumptions	(1)	(1)
Experience adjustments	(1)	0
Return on plan assets excluding interest income	0	0
Recognized loss during the period after tax	(2)	(1)
Net defined benefit liability (asset), ending balance	$ 4	$ 2